Specific items (Tables)	6 Months Ended
Sep. 30, 2018
Text block1 [abstract]
Summary of Specific Items

	Half year to 30 September
	2018 £m	2017 £m
Specific revenue
Retrospective regulatory matters	36	14
Specific revenue	36	14
Specific operating costs
Restructuring charge	206	130
Retrospective regulatory matters	5	13
Italian business investigation	1	6
EE acquisition warranty claims	-	225
Profit on disposal of business	-	(1)
Specific operating costs	212	373
Specific operating loss	248	387
Net interest expense on pensions	69	109
Net specific items charge before tax	317	496
Tax credit on specific items before tax	(52)	(46)
Net specific items charge after tax	265	450